STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net loss	$ (27,450)	$ (13,787)
Adjustments to reconcile net loss to net cash used in operating activities
Stock based compensation	796	554
Share-based consulting and other services	94	100
Allowance for doubtful accounts	16	0
Depreciation and amortization	2,370	2,063
Impairment	933	286
Accretion of financing instruments	176	0
Amounts paid by affiliate on behalf of xG	0	1,500
Inducement expense	391	0
Other expense	10,068	0
Non-cash interest expense	601	0
Reversal of 2011 and 2012 accrued bonus expense	(2,335)	0
Changes in assets and liabilities
Accounts receivable	(804)	0
Inventory	(2,621)	0
Prepaid expenses and other current assets	293	28
Accounts payable	1,186	(32)
Accrued expenses	21	191
Accrued bonuses	0	1,258
Accrued interest and fees	1,300	1,180
Deferred revenue - related party	480	0
Due to related party	91	1,098
Net cash used in operating activities	(14,395)	(5,561)
Cash flows from investing activities
Capital expenditures for property and equipment	(294)	(515)
Capitalization of intangible assets	(2,602)	(4,491)
Net cash used in investing activities	(2,896)	(5,006)
Cash flows from financing activities
Repayment of capital lease	(123)	0
Proceeds from convertible notes payable	450	10,315
Proceeds from convertible bridge loan payable ($2,727 to related party)	4,994	0
Repayment of convertible bridge loan payable	(125)	0
Proceeds from issuance of common stock	17,340	400
Purchase of treasury stock	0	(12)
Proceeds from exercise of options	0	2
Proceeds from issuance of warrants	1	0
Net cash provided by financing activities	22,537	10,705
Net increase in cash	5,246	138
Cash, beginning of year	271	133
Cash, end of year	5,517	271
Supplemental cash flow disclosures of investing and financing activities
Conversion of 2011 Convertible Note Payable Principal Balance	15,000	0
Conversion of convertible bridge loan payable including interest and fees	9,023	0
Interest and fees refinanced under the bridge loan	5,408	0
Due to related party refinanced under the bridge loan	1,393	0
Related party amount refinanced under the bridge loan	1,013	0
Capital lease obligation for property and equipment	370	0
Reclass of fixed asset to inventory	293	0
Stock issued as payment for interest on convertible notes	$ 180	$ 180